Provisions, contingencies and commitments (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of provisions
The following table summarises the movement in each class of provision for the periods presented:

	Restructuring provision	Decommissioning provision	Other provisions(A)	Total
	€ million	€ million	€ million	€ million
As at 31 December 2022	137	24	9	170
Charged/(credited) to profit or loss:
Additional provisions recognised	78	1	24	103
Unused amounts reversed	(10)	(9)	(1)	(20)
Utilised during the period	(89)	(1)	(4)	(94)
Translation	—	—	—	—
As at 31 December 2023	116	15	28	159
Acquisition of CCBPI	3	—	55	58
Charged/(credited) to profit or loss:
Additional provisions recognised	219	1	10	230
Unused amounts reversed	(9)	—	(1)	(10)
Utilised during the period	(80)	—	(8)	(88)
Translation	1	—	—	1
As at 31 December 2024	250	16	84	350
Non-current	59	16	29	104
Current	191	—	55	246
As at 31 December 2024	250	16	84	350
A.Other provisions primarily relate to property tax assessment provisions and legal reserves, and are not considered material to the consolidated financial statements.